Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Trust
Prospectus dated October 31, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Trust
Prospectus dated October 31, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Multi Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Trust
Prospectus dated October 31, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Trust
Prospectus dated October 31, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Trust
Prospectus dated October 31, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Small Cap Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Trust
Prospectus dated October 31, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.